ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Operations and Cash Flows Results of Variable Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements
Revenues	¥ 7,785,180	$ 1,066,566	¥ 7,047,461	¥ 8,180,107
Net loss	(1,966,680)	(269,433)	(2,176,340)	(2,658,184)
Net cash (used in) generated from operating activities	628,419	86,093	(169,070)	188,974
Net cash used in investing activities	(3,620,445)	(495,999)	(673,186)	(32,865)
Net cash generated from financing activities	3,255,418	445,990	(227,852)	(1,152,146)
Variable interest entities
Organization Consolidation And Presentation Of Financial Statements
Revenues	5,202,692	712,766	4,599,721	5,571,837
Net loss	(1,913,044)	(262,086)	(2,110,022)	(2,211,057)
Net cash (used in) generated from operating activities	412,302	56,485	(286,575)	(144,977)
Net cash used in investing activities	(3,036,703)	(416,027)	(1,833,636)	(1,167,374)
Net cash generated from financing activities	¥ 2,881,726	$ 394,795	¥ 1,809,799	¥ 567,592